NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 24	€ 18	€ 18
Fair value of vested PSUs and RSUs	€ 10	€ 15	€ 15